Operating Leases (Details) - Schedule of future minimum lease payments - Kyle's [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remainder of year)	$ 48,314	$ 84,840
2022	167,973	86,520
2023	171,282	87,385
2024	175,529	89,116
2025	148,416	59,410
2026	52,558
Total lease payments	764,072	407,271
Less imputed interest	(93,771)	(49,286)
Maturities of lease liabilities	$ 670,301	$ 357,985